UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER 000-33249
CUSIP NUMBER: not yet issued

(Check One):

[X] Form 10-K    [   ] Form 20-F        [   ] Form 11-K
[   ] Form 10-Q    [   ] Form N-SAR

For Period Ended: April 30, 2002

[   ] Transition Report on Form 10-K
[   ] Transition Report on Form 20-F
[   ] Transition Report on Form 11-K
[   ] Transition Report on Form 10-Q
[   ] Transition Report on Form N-SAR

For the Transition Period Ended: Not applicable

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I—REGISTRANT INFORMATION

Full Name of Registrant: Dipper Incorporated

Former Name if Applicable: N/A

Address of Principal Executive Office (Street and Number):

8390	East Via do Ventura, Suite F11 #228
Scottsdale,	AZ 85258

PART II—RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [X]

(a)    The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)    The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)    The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III—NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant’s auditor was unable to complete its audit procedures on the financial statements. The Registrant anticipates that it will be able to file its annual report on Form 10-KSB on August 1, 2002.

PART IV—OTHER INFORMATION

(1)    Name and telephone number of person to contact in regard to this notification:

David A. Richter
(480) 451-4040

(2)    Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [    ] Yes [X] No

The Registrant’s quarterly report on Form 10-QSB for the quarter ended January 31, 2002, has not yet been filed. The Registrant anticipates that it will be able to file the quarterly report on August 1, 2002.

(3)    Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [    ] Yes [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Dipper Incorporated
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 31, 2002

By:	/s/ DAVID A. RICHTER
David A. Richter President

INDEPENDENT AUDITORS’ STATEMENT

Securities and Exchange Commission
Washington, D.C.

Re: Dipper Incorporated

We have not completed our audit procedures on the financial statements of the above captioned Registrant as of and for the period ended April 30, 2002. There are no reportable conditions at this time.

/s/ CORDOVANO AND HARVEY, P.C.
Cordovano and Harvey, P.C. Denver, Colorado July 31, 2002

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